Components Of Properties (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total properties	$ 876.6	$ 1,059.4
Land
Property, Plant and Equipment [Line Items]
Total properties	2.8	2.8
Building
Property, Plant and Equipment [Line Items]
Total properties	93.1	80.1
Machinery and Office Equipment
Property, Plant and Equipment [Line Items]
Total properties	586.8	644.9
Internal-Use Software
Property, Plant and Equipment [Line Items]
Total properties	144.5	257.7
Rental Equipment
Property, Plant and Equipment [Line Items]
Total properties	$ 49.4	$ 73.9